Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Plant, Property and Equipment

Note 5. Property, Plant and Equipment
The following table displays the details of Property, plant and equipment, which is stated at cost:

		(dollars in millions)
At December 31,	Lives (years)	2018	2017
Land	-	$807	$806
Buildings and equipment	7 to 45	30,468	28,914
Central office and other network equipment	3 to 50	147,250	145,093
Cable, poles and conduit	7 to 50	49,859	47,972
Leasehold improvements	5 to 20	8,580	8,394
Work in progress	-	6,362	6,139
Furniture, vehicles and other	3 to 20	9,509	9,180
		252,835	246,498
Less accumulated depreciation		(163,549)	(157,930)
Property, plant and equipment, net		$89,286	$88,568